Investments	12 Months Ended
Dec. 31, 2015
Investments.
Investments

4. Investments

The following table summarizes the Group’s investment balances:

	As of December 31,
	2014	2015
	$	$
Short-term investments
- Trading securities investments	685,864	1,043,550
Trust products	685,864	1,043,550
- Held-to-maturity investments	8,332,241	10,113,066
Trust products	522,961	2,408,538
Asset management plans	7,027,956	7,704,528
Real estate funds	781,324	—
- Available-for-sale investments	1,643,267	—
Asset management plans	1,143,978	—
Real estate funds	499,289	—

Total short-term investments	10,661,372	11,156,616
Long-term investments
- Held-to-maturity investments	8,727,495	6,908,212
Trust products	2,535,252	4,600,830
Asset management plans	3,332,299	792,561
Real estate funds	2,859,944	1,514,821
- Other long-term investments	—	3,079,956

Total long-term investments	8,727,495	9,988,168

Total investments	19,388,867	21,144,784

Trading securities investments consist of an investment in a trust product that could be redeemed at any time. The investment is recorded at fair value on a recurring basis. The fair value is from unadjusted quoted price in active market and therefore is classified as Level 1 measurement. The Group recorded investment income on these investments of $163,004, $200,214 and $602,808 for the years ended December 31, 2013, 2014 and 2015, respectively.

Held-to-maturity investments consist of investments in trust products, asset management plans and real estate funds that have stated maturity and normally pay a prospective fixed rate of return, and are carried at amortized cost. The Group recorded investment income on trust products of $517,346, $363,750 and $483,166, on asset management plans of $97,681, $829,407 and $796,460 and on real estate funds of $314,548, $100,395 and $374,142 for the years ended December 31, 2013, 2014 and 2015, respectively. Long-term held-to-maturity investments amounting to $6,908,212 will mature in 2017. The Group recorded an impairment loss due to credit loss of nil, $130,740 and $507,429 for years ended December 31, 2013, 2014 and 2015, respectively for held-to-maturity investments. The gross unrecognized gain was $434,680 and $141,052 as of December 31, 2014 and 2015, respectively, representing the difference between the estimated fair value (Note 18) and carrying amount of the held-to-maturity investments.

Available-for-sale investments consist of an investments in an asset management plan that have stated maturity and the Group doesn’t intend to hold it to maturity. Such investment is initially recorded at investment cost and subsequently re-measured at fair value at each period end with changes in fair value recognized in accumulated other comprehensive income included in shareholders’ equity. The cost basis and fair value of the asset management plan product was $1,143,978 and nil as of December 31, 2014 and 2015, respectively, and the cost basis and fair value of the real estate fund product was $499,289 and nil as of December 31, 2014 and 2015, respectively. The Group recorded investment income on these products of nil and $206,845 for the year ended December 31, 2014 and 2015, respectively. There was no unrealized loss for these products recorded in accumulated other comprehensive income as of December 31, 2014 and 2015. There was no other-than-temporary impairment loss recognized in 2014 and 2015, respectively. The fair value was determined by using discounted cash flow model based on contractual cash flow and a discount rate of prevailing market yield for products with similar terms as of the measurement date and is classified within Level 2 measurement.

There were no transfers of assets among trading, available-for-sale and held-to-maturity classifications during the period presented.

Other long-term investments consist of investments in real estate and private equity fund as a limited partner with less than 3% equity interest. The investment in real estate fund and private equity fund amounted to $1,539,978 and $1,539,978 as of December 31, 2015, respectively.